Employee Benefits (Details) - Schedule of changes in the present value of the defined benefit obligation - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Schedule of changes in the present value of the defined benefit obligation [Abstract]
Opening defined benefit obligation, January 1,		$ 7,566	[1]	$ 7,754
Increase in provision		527		323
Benefits paid		(603)		(758)
Actuarial gains and losses		91		247
Closing defined benefit obligation	[1]	$ 7,581		$ 7,566

[1]	See Note No. 2 (x) (iii).